Fair Value Measurements (Details) - Schedule of Financial Liabilities that are Measured at Fair Value on a Recurring Basis - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Fair Value Measurements (Details) - Schedule of Financial Liabilities that are Measured at Fair Value on a Recurring Basis [Line Items]
Warrant liabilities	$ 1,149	$ 129
Quoted prices in active markets (Level 1) [Member]
Fair Value Measurements (Details) - Schedule of Financial Liabilities that are Measured at Fair Value on a Recurring Basis [Line Items]
Warrant liabilities	1,096
Significant unobservable inputs (Level 3) [Member]
Fair Value Measurements (Details) - Schedule of Financial Liabilities that are Measured at Fair Value on a Recurring Basis [Line Items]
Warrant liabilities	$ 53	$ 129